Presentation of Financial Information	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Note 1. Presentation of Financial Information

Nature of Business -Cornerstone is a bank holding company whose primary business is performed by its wholly-owned subsidiary, Cornerstone Community Bank (the “Bank”).  The Bank provides a full range of banking services to the Chattanooga, Tennessee market.  The Bank has also established a loan production office (“LPO”) in Dalton, Georgia to further enhance the Bank’s lending markets.  The Bank specializes in small business and commercial lending.  The Bank has a wholly-owned subsidiary, Eagle Financial, Inc. (“Eagle”), which specializes in finance and accounts receivable factoring.

Interim Financial Information (Unaudited)- The financial information in this report for September 30, 2011 and September 30, 2010 has not been audited. The information included herein should be read in conjunction with the annual consolidated financial statements and footnotes thereto included in the 2010 Annual Report to Shareholders which was furnished to each shareholder of Cornerstone in April of 2011. The consolidated financial statements presented herein conform to U.S. generally accepted accounting principles and to general industry practices.  In the opinion of Cornerstone’s management, the accompanying interim financial statements contain all material adjustments, consisting only of normal recurring adjustments, necessary to present fairly the financial condition, the results of operations, and cash flows for the interim period. Results for interim periods are not necessarily indicative of the results to be expected for a full year.

Use of Estimates -The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term include the determination of the allowance for loan losses.

Consolidation -The accompanying consolidated financial statements include the accounts of Cornerstone, the Bank  and Eagle.   Substantially all intercompany transactions, profits and balances have been eliminated.

Reclassification- Certain amounts in the prior consolidated financial statements have been reclassified to conform to the current period presentation.  The reclassifications had no effect on net income or stockholders’ equity as previously reported.

Accounting Policies -During interim periods, Cornerstone follows the accounting policies set forth in its Annual Report on Form 10-K for the year ended December 31, 2010 as filed with the Securities and Exchange Commission.  Since December 31, 2010, there have been no significant changes in any accounting principles or practices, or in the method of applying any such principles or practices, except for the following:

In January 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-01, Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (ASU 2011-01).  The FASB determined that certain provisions relating to troubled debt restructurings (TDRs) should be deferred until additional guidance and clarification on the definition of TDRs is issued.

In April 2011, the FASB issued ASU No. 2011-02, A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (ASU 2011-02). ASU 2011-02 amends Accounting Standards Codification (ASC) Topic 310, Receivables, by clarifying guidance for creditors in determining whether a concession has been granted and whether a debtor is experiencing financial difficulties.  The amendments are effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption.  ASU 2011-02 also makes disclosure requirements deferred under ASU 2011-01 effective for interim and annual periods beginning on or after June 15, 2011.  The adoption of ASU 2011-01 does not have a significant impact on Cornerstone’s financial statements.

In April 2011, the FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements (ASU 2011-03), intended to improve financial reporting of repurchase agreements and refocus the assessment of effective control on a transferor’s contractual rights and obligations rather than practical ability to perform those rights and obligations.  The guidance in ASU 2011-03 is effective for the first interim or annual period beginning on or after December 15, 2011. The Company is evaluating the effect, if any, the adoption of ASU 2011-03 will have on its consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (ASU 2011-04). ASU 2011-04 represents the converged guidance of the FASB and the International Accounting Standards Board (IASB) on fair value measurement.  A variety of measures are included in the update intended to either clarify existing fair value measurement requirements, change particular principles requirements for measuring fair value or for disclosing information about fair value measurements.  For many of the requirements, the FASB does not intend to change the application of existing requirements under the ASC Topic 820, Fair Value Measurements .  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and early application is not permitted. The Company is evaluating the impact adoption of ASU 2011-04 will have on its financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (ASU 2011-05), intended to increase the prominence of items reported in other comprehensive income and to facilitate convergence of accounting guidance in this area with that of the IASB.  The amendments require that all nonowner changes in stockholders’ equity be presented in a single continuous statement of comprehensive income or in two separate but consecutive statements.  Amendments under ASU 2011-05 for public entities should be applied retrospectively for fiscal years, and interim periods within those years, beginning December 15, 2011.  The Company is evaluating the impact adoption of ASU 2011-05 will have on its financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment (ASU 2011-08).  ASU 2011-08 amends Topic 350, Intangibles – Goodwill and Other , to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit.  ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2011, and is not expected to have a significant impact on the Company’s financial statements.

Allowance for loan losses — The allowance for loan losses is maintained at a level that management believes to be adequate to absorb probable losses in the loan portfolio. Loan losses are charged against the allowance when they are known. Subsequent recoveries are credited to the allowance. Management’s determination of the adequacy of the allowance is based on an evaluation of the portfolio, current economic conditions, volume, growth, composition of the loan portfolio, homogeneous pools of loans, risk ratings of specific loans, historical loan loss factors, loss experience of various loan segments, identified impaired loans and other factors related to the portfolio. This evaluation is performed at least quarterly and is inherently subjective, as it requires material estimates that are susceptible to significant change including the amounts and timing of future cash flows expected to be received on any impaired loans.

As part of management’s quarterly assessment of the allowance, management divides the loan portfolio into five segments:  commercial-real estate mortgage (includes owner-occupied and all other), consumer-real estate mortgage, construction and land development, commercial and industrial and consumer and other.  Each segment is then analyzed such that a specific and general allocation of the allowance is estimated for each loan segment.

The first general component of Cornerstone’s allowance for loan losses estimate involves the  use of a historic loss model to estimate future losses.  The model includes each of the five loan portfolio segments and records the incurred losses over the last twelve months.  The historic loss percentages derived from this model are then applied to the outstanding non-impaired loan balance for each loan category.  The amounts for each loan category are then summed to determine the amount of loan and lease loss allowance required.

The estimated general loan loss allocation for all five loan portfolio segments is then adjusted for management’s estimate of probable losses for several environmental factors. The allocation for environmental factors is particularly subjective. This amount represents estimated probable inherent credit losses which exist, but have not yet been identified, as of the balance sheet date, and is based upon quarterly trend assessments in delinquent and nonaccrual loans, unanticipated charge-offs, credit concentration changes, prevailing economic conditions, changes in lending personnel experience, changes in lending policies or procedures and other influencing factors.  These environmental factors are considered for each of the loan segments, and the general allowance allocation, as determined by the processes noted above for each component, is increased or decreased based on the incremental assessment of these various environmental factors.  The assessment also includes an unallocated component.  Cornerstone believes that the unallocated amount is warranted for inherent factors that cannot be practically assigned to individual loan categories, such as the imprecision in the overall loss allocation measurement process, the volatility of the local economies in the markets the Bank serves and imprecision in the credit risk ratings process.

The final component is the specific reserve for loans classified as impaired.  In assessing the adequacy of the allowance, Cornerstone also considers the results of our ongoing independent loan review process.  Cornerstone undertakes this process both to ascertain whether there are loans in the portfolio whose credit quality has weakened over time and to assist in the overall evaluation of the risk characteristics of the entire loan portfolio.  Cornerstone’s loan review process includes the judgment of management, independent loan reviewers, and reviews that may have been conducted by third-party reviewers. Cornerstone incorporates relevant loan review results in the loan impairment determination. For each impaired loan, management determines the impaired amount and assigns a specific reserve.  In addition, regulatory agencies, as an integral part of their examination process, will periodically review Cornerstone’s allowance for loan losses, and may require the company to record adjustments to the allowance based on their judgment about information available to them at the time of their examinations.

Earnings per Common Share - Basic earnings per share (“EPS”) is computed by dividing income available to common shareholders (numerator) by the weighted average number of common shares outstanding during the period (denominator). Diluted EPS is computed by dividing income available to common shareholders (numerator) by the adjusted weighted average number of shares outstanding (denominator). The adjusted weighted average number of shares outstanding reflects the potential dilution occurring if securities or other contracts to issue common stock were exercised or converted into common stock resulting in the issuance of common stock that share in the earnings of the entity.

The following is a summary of the basic and diluted earnings per share for the three and nine month periods ended September 30, 2011 and September 30, 2010.

	Three Months Ended September30,
	2011	2010
Basic earnings per common share calculation:
Numerator: Net income available to common shareholders	$392,236	$213,674

Denominator: Weighted avg. common shares outstanding	6,500,396	6,500,396
Effect of dilutive stock options	-	-
Diluted shares	6,500,396	6,500,396

Basic earnings per common share	$0.06	$0.03
Diluted earnings per common share	$0.06	$0.03

	Nine Months Ended September 30,
	2011	2010
Basic earnings per common share calculation:
Numerator: Net income available to common shareholders	$591,398	$575,607

Denominator: Weighted avg. common shares outstanding	6,500,396	6,500,396
Effect of dilutive stock options	-	-
Diluted shares	6,500,396	6,500,396

Basic earnings per common share	$0.09	$0.09
Diluted earnings per common share	$0.09	$0.09